Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 5,202
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4	$ 37
Purchases/Issuances		2
Transfers out of Level 3			(37)
Assets at end of period		6
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4	37
Purchases/Issuances		2
Transfers out of Level 3			(37)
Assets at end of period		6
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,934	4,235
Change in fair value included in earnings		23	(110)
Change in fair value included in other comprehensive income	[1]	89	(59)
Purchases/Issuances		273	316
Sales		(82)	(38)
Transfers out of Level 3		(2)	(1)
Assets at end of period		5,235	4,343
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	83	(52)
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		35	27
Change in fair value included in earnings		(1)	(3)
Purchases/Issuances		1
Transfers out of Level 3		(2)
Assets at end of period		33	24
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(1)	(3)
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,899	4,208
Change in fair value included in earnings		24	(107)
Change in fair value included in other comprehensive income	[1]	89	(59)
Purchases/Issuances		272	316
Sales		(82)	(38)
Transfers out of Level 3			(1)
Assets at end of period		5,202	4,319
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	84	(49)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		177	160
Change in fair value included in other comprehensive income	[1]	(15)	11
Purchases/Issuances		1	2
Assets at end of period		163	173
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		177	160
Change in fair value included in other comprehensive income	[1]	(15)	11
Purchases/Issuances		1	2
Assets at end of period		163	173
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		302	186
Change in fair value included in earnings		13
Change in fair value included in other comprehensive income	[1]	6	(6)
Purchases/Issuances		6	33
Maturities/Settlement		(6)	(17)
Assets at end of period		321	196
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	13
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		7	11
Change in fair value included in earnings		(4)	(1)
Transfers out of Level 3			(8)
Liabilities at end of period		3	2
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(4)
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	8
Transfers out of Level 3			(8)
Liabilities at end of period		2
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1	2
Change in fair value included in earnings			(1)
Liabilities at end of period		1	1
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		4	1
Change in fair value included in earnings		(4)
Liabilities at end of period			1
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(4)
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period			5
Purchases/Issuances			8
Liabilities at end of period			13
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1,717	1,723
Change in fair value included in earnings		(55)	39
Purchases/Issuances		194	4
Sales			(21)
Maturities/Settlement		(15)	(74)
Assets at end of period		1,841	1,671
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	(51)	65
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		12	5
Change in fair value included in earnings		3	2
Purchases/Issuances		32
Transfers into Level 3		13	7
Assets at end of period		60	14
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	3	2
Derivatives Asset [Member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers into Level 3		13	7
Assets at end of period		13	7
Derivatives Asset [Member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		2	5
Change in fair value included in earnings		3	2
Assets at end of period		5	7
Change in unrealized gains (losses) recorded in income for instruments still held	[2]	3	$ 2
Derivatives Asset [Member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		10
Purchases/Issuances		32
Assets at end of period		$ 42

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2025 and January 31, 2024 are included in earnings for the period.